Equity - Additional Information (Detail) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Apr. 19, 2017 R$ / shares shares	Dec. 31, 2018 BRL (R$) Vote Item shares	Dec. 31, 2017 BRL (R$) shares	Apr. 19, 2017 $ / shares shares	Apr. 10, 2017 BRL (R$) shares
Disclosure of classes of share capital [line items]
Number of votes per common share | Vote		1
Multiplier to price per share paid to the controlling shareholder used to determine the purchase price per share of preferred shares in a public offering | Item		75
Multiplier to the price per common share that preferred shares have the right to receive in the case of liquidation upon splitting of remaining assets among shareholders | Item		75
Multiplier to the price per common share used to determine the amount of dividends that may be received | Item		75
Issued capital | R$		R$ 2,209,415	R$ 2,163,377		R$ 1,323,000
Shares issued (in shares)	96,239,837			96,239,837	63,000,000
Number of shares offered in IPO by entity	63,000,000,000
Number of shares offered in IPO by selling shareholders	33,239,837,000
Initial public offering price per share | R$ / shares	R$ 21.00
Initial public offering price per ADS | $ / shares				$ 20.06
Number of preferred shares represented by each ADS	3,000			3,000
Issuance of shares due exercise of stock options | R$		R$ 47,634	R$ 17,899
Number of shares issued related to the exercise of stock options		4,877,470	4,182,454
Issued capital
Disclosure of classes of share capital [line items]
Issuance of shares due exercise of stock options | R$		R$ 46,038	R$ 13,276
HNA [member]
Disclosure of classes of share capital [line items]
Additional share issuance costs | R$			R$ 26,007